25. Borrowings (Details 1) $ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 ARS ($)
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 9,856,665	$ 12,716,656	$ 9,678,949
US dollar
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 9,856,665	$ 12,716,656